Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
January 31, 2024
GSV-S-NPRT1-0324
1.907948.114
Common Stocks - 99.0%
	Shares	Value ($)
Belgium - 0.3%
Azelis Group NV	2,315,410	47,843,280
Canada - 3.2%
CAE, Inc. (a)	4,010,000	80,292,462
Canadian Pacific Kansas City Ltd.	3,690,640	296,991,589
Franco-Nevada Corp.	772,828	83,614,534
TOTAL CANADA		460,898,585
Denmark - 5.9%
Novo Nordisk A/S Series B	6,747,100	771,223,645
Vestas Wind Systems A/S (a)	3,130,600	88,267,322
TOTAL DENMARK		859,490,967
Finland - 0.5%
Kone OYJ (B Shares)	1,488,300	73,890,163
France - 13.4%
Airbus Group NV	1,990,200	317,010,784
Edenred SA	3,448,855	206,560,182
Lectra	1,022,988	36,206,537
Legrand SA	2,071,544	200,765,077
LVMH Moet Hennessy Louis Vuitton SE	780,323	649,274,746
Safran SA	2,902,900	541,997,016
TOTAL FRANCE		1,951,814,342
Germany - 4.4%
Deutsche Borse AG	824,345	164,159,776
SAP SE	2,744,600	475,492,456
TOTAL GERMANY		639,652,232
Hong Kong - 0.4%
AIA Group Ltd.	8,329,701	65,325,013
India - 2.0%
HDFC Bank Ltd.	8,596,596	151,113,364
Jio Financial Services Ltd.	1,075,000	3,208,254
Kotak Mahindra Bank Ltd.	2,933,600	64,449,263
Reliance Industries Ltd.	1,075,000	36,917,329
Reliance Industries Ltd. GDR (b)	578,700	40,161,780
TOTAL INDIA		295,849,990
Israel - 0.5%
NICE Ltd. sponsored ADR (a)(c)	372,454	77,507,677
Italy - 1.2%
Interpump Group SpA	1,661,520	82,669,639
Prada SpA	15,428,700	95,677,794
TOTAL ITALY		178,347,433
Japan - 10.8%
Azbil Corp.	4,704,905	152,037,618
Hoya Corp.	1,958,300	248,761,254
Keyence Corp.	1,028,087	459,963,941
Lasertec Corp.	740,500	192,847,851
Misumi Group, Inc.	5,337,706	91,514,416
OSG Corp.	2,073,946	28,222,917
Recruit Holdings Co. Ltd.	6,694,105	264,408,574
SHO-BOND Holdings Co. Ltd.	2,007,400	89,410,704
USS Co. Ltd.	2,890,429	54,662,106
TOTAL JAPAN		1,581,829,381
Netherlands - 8.2%
Aalberts Industries NV	666,063	26,618,732
ASML Holding NV (Netherlands)	1,117,746	969,743,174
BE Semiconductor Industries NV	600,917	90,787,658
IMCD NV	674,554	103,516,652
TOTAL NETHERLANDS		1,190,666,216
Spain - 1.9%
Amadeus IT Holding SA Class A	3,860,664	271,444,605
Sweden - 6.7%
ASSA ABLOY AB (B Shares)	6,754,837	185,256,312
Atlas Copco AB (A Shares)	30,153,044	481,225,187
Autoliv, Inc.	1,067,134	114,311,394
Epiroc AB (A Shares)	9,541,355	168,583,824
Lagercrantz Group AB (B Shares)	1,866,765	24,503,572
TOTAL SWEDEN		973,880,289
Switzerland - 1.8%
Schindler Holding AG:
(participation certificate)	231,971	58,063,313
(Reg.)	148,362	35,485,158
UBS Group AG	5,790,905	174,408,275
TOTAL SWITZERLAND		267,956,746
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	16,050,885	321,381,382
United Kingdom - 7.4%
BAE Systems PLC	15,405,300	229,787,320
Compass Group PLC	11,768,100	324,137,868
InterContinental Hotel Group PLC ADR	2,558,030	243,677,938
Rightmove PLC	6,974,898	49,362,564
Sage Group PLC	6,189,200	92,397,292
Spectris PLC	3,075,378	144,243,757
TOTAL UNITED KINGDOM		1,083,606,739
United States of America - 28.2%
CRH PLC	5,740,640	411,948,326
Experian PLC	7,083,589	294,835,947
Linde PLC	1,341,501	543,079,850
Marsh & McLennan Companies, Inc.	1,786,831	346,359,321
MasterCard, Inc. Class A	606,231	272,337,152
Microsoft Corp.	300,400	119,433,032
Moody's Corp.	649,559	254,653,110
MSCI, Inc.	274,027	164,038,043
Nestle SA (Reg. S)	5,229,820	595,941,166
NOV, Inc.	3,603,800	70,310,138
Otis Worldwide Corp.	946,700	83,726,148
PriceSmart, Inc.	346,627	26,350,585
ResMed, Inc.	528,318	100,486,084
S&P Global, Inc.	553,780	248,287,263
Sherwin-Williams Co.	827,341	251,826,054
Synopsys, Inc. (a)	108,400	57,815,140
Visa, Inc. Class A	984,470	269,016,272
TOTAL UNITED STATES OF AMERICA		4,110,443,631
TOTAL COMMON STOCKS (Cost $8,524,871,582)		14,451,828,671

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	38,059,348

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	220,368,883	220,412,957
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	17,505,349	17,507,100
TOTAL MONEY MARKET FUNDS (Cost $237,920,057)		237,920,057

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $8,781,650,780)	14,727,808,076
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(135,481,760)
NET ASSETS - 100.0%	14,592,326,316

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,161,780 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,059,348 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	270,608,875	691,442,296	741,638,214	4,148,184	-	-	220,412,957	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	67,864,785	208,714,746	259,072,431	34,831	-	-	17,507,100	0.1%
Total	338,473,660	900,157,042	1,000,710,645	4,183,015	-	-	237,920,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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